Note 4 - Fair Value Measurements (Details)	Jan. 31, 2016	Jan. 31, 2015 USD ($)
Fair Value Disclosures [Abstract]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	0
Available-for-sale Securities		$ 0